Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia - 8.4%
Allkem Ltd.*	11,059	$101,150
ALS Ltd.	9,315	85,658
ANZ Group Holdings Ltd.	50,567	894,011
APA Group	24,332	181,058
Aristocrat Leisure Ltd.	13,331	319,011
ASX Ltd.	3,886	188,859
Aurizon Holdings Ltd.	47,258	122,879
BHP Group Ltd.	83,559	2,907,496
BlueScope Steel Ltd.	9,517	128,490
Brambles Ltd.	27,962	236,245
carsales.com Ltd.	6,393	102,215
Charter Hall Group	13,335	129,390
Cochlear Ltd.	1,300	194,614
Coles Group Ltd.	23,614	295,520
Commonwealth Bank of Australia	28,341	2,197,958
Dexus	29,049	166,826
Domino's Pizza Enterprises Ltd.	1,286	68,598
Endeavour Group Ltd.	24,932	116,478
Evolution Mining Ltd.	36,609	82,549
Flutter Entertainment PLC*	2,911	449,759
Fortescue Metals Group Ltd.	27,821	435,996
Glencore PLC	224,836	1,498,021
Goodman Group	34,987	492,334
GPT Group (The)	51,986	166,676
IDP Education Ltd.	4,226	92,909
IGO Ltd.	12,026	123,468
Incitec Pivot Ltd.	44,212	107,170
Insurance Australia Group Ltd.	47,740	164,836
Lendlease Corp., Ltd.	14,145	85,619
Lottery Corp Ltd. (The)*	50,315	166,636
Lynas Rare Earths Ltd.*	16,843	111,445
Macquarie Group Ltd.	6,004	792,585
Medibank Pvt Ltd.	54,954	113,847
Mineral Resources Ltd.	3,107	194,721
Mirvac Group	97,873	156,554
National Australia Bank Ltd.	54,559	1,222,170
Newcrest Mining Ltd.	16,414	258,041
Northern Star Resources Ltd.	21,948	194,095
Origin Energy Ltd.	36,775	193,574
OZ Minerals Ltd.	6,891	135,573
Pilbara Minerals Ltd.*	40,732	136,334
QBE Insurance Group Ltd.	28,076	271,830
Ramsay Health Care Ltd.	3,854	180,922
Region RE Ltd.	60,612	115,318
Rio Tinto Ltd.	6,257	558,357
Rio Tinto PLC	18,195	1,415,450
Santos Ltd.	55,353	277,323
Scentre Group	118,537	254,758
SEEK Ltd.	8,879	151,472
Sonic Healthcare Ltd.	9,857	219,347
South32 Ltd.	83,144	265,988
Stockland	57,627	159,585
Suncorp Group Ltd.	24,918	220,008
Telstra Group Ltd.	82,613	237,511
Transurban Group	51,499	501,149
Treasury Wine Estates Ltd.	15,255	156,082
Vicinity Centres	106,443	154,511
Wesfarmers Ltd.	20,262	708,886
Westpac Banking Corp.	58,314	974,681
Whitehaven Coal Ltd.	14,068	83,270
WiseTech Global Ltd.	3,295	140,564
Woodside Energy Group Ltd.	33,090	845,472
Woolworths Group Ltd.	21,501	546,638

Total Australia		24,250,490

Austria - 0.3%
Erste Group Bank AG	7,115	268,521
Mondi PLC	9,246	173,360
OMV AG	3,611	179,811
Verbund AG	1,158	98,159

Total Austria		719,851

Belgium - 0.8%
Ageas SA	4,115	200,036
Anheuser-Busch InBev SA	14,572	871,848
Elia Group SA	532	74,418
Groupe Bruxelles Lambert SA	2,256	192,139
KBC Group NV	5,093	375,350
Solvay SA	1,550	179,532
UCB SA	2,407	197,052
Umicore SA	4,190	157,585
Warehouses De Pauw CVA	3,798	119,867

Total Belgium		2,367,827

Brazil - 0.0%(a)
Yara International ASA	2,839	125,631

Burkina Faso - 0.0%(a)
Endeavour Mining PLC	3,151	74,054

Chile - 0.0%(a)
Antofagasta PLC	6,436	137,273

China - 0.7%
BOC Hong Kong Holdings Ltd.	68,158	237,815
Budweiser Brewing Co APAC Ltd.	32,263	101,664
ESR Group Ltd.	37,444	74,902
Lenovo Group Ltd.	152,287	121,813
Prosus NV*	13,463	1,079,356
SITC International Holdings Co., Ltd.	24,326	53,006
Want Want China Holdings Ltd.	101,087	65,770
Wilmar International Ltd.	31,637	97,967
Xinyi Glass Holdings Ltd.	42,533	90,399

Total China		1,922,692

Denmark - 2.5%
AP Moller - Maersk A/S, Class B	142	307,123
Carlsberg A/S, Class B	1,860	262,743
Chr Hansen Holding A/S	2,090	153,658
Coloplast A/S, Class B	2,393	287,378
Danske Bank A/S	11,905	246,971
DSV A/S	3,325	546,578
Genmab A/S*	1,176	458,739
Novo Nordisk A/S, Class B	26,110	3,594,518
Novozymes A/S, Class B	3,700	191,703
Orsted A/S	3,345	295,443
Pandora A/S	1,850	152,866
SimCorp A/S	1,278	88,996
Vestas Wind Systems A/S	16,770	486,662

Total Denmark		7,073,378

Finland - 1.2%
Elisa OYJ	3,062	174,188
Fortum OYJ	8,860	132,933
Kesko OYJ, Class B	5,482	127,231

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Kone OYJ, Class B	6,784	$368,682
Metso Outotec OYJ	12,877	147,053
Neste OYJ	7,207	343,064
Nokia OYJ	92,001	434,791
Nordea Bank Abp	63,160	736,159
Orion OYJ, Class B	1,760	94,024
Sampo OYJ, Class A	8,366	437,667
Stora Enso OYJ, Class R	11,361	161,574
UPM-Kymmene OYJ	9,448	341,177
Wartsila OYJ Abp	9,507	90,034

Total Finland		3,588,577

France - 9.7%
Accor SA*	4,922	159,136
Air Liquide SA	8,342	1,323,276
Airbus SE	9,781	1,219,903
Alstom SA(b)	5,609	165,693
Arkema SA	1,326	133,584
AXA SA	31,186	969,175
BioMerieux	778	78,884
BNP Paribas SA	17,949	1,226,139
Bouygues SA	4,321	141,911
Bureau Veritas SA	6,793	193,586
Capgemini SE	2,741	517,675
Carrefour SA	9,946	188,708
Cie de Saint-Gobain	8,295	473,410
Cie Generale des Etablissements Michelin SCA	12,376	389,182
Credit Agricole SA	19,648	235,493
Danone SA	9,781	534,425
Dassault Systemes SE	11,578	428,279
Edenred	4,918	267,006
Eiffage SA	1,362	144,902
Engie SA	29,248	413,577
EssilorLuxottica SA	4,990	909,913
Gecina SA	1,284	151,441
Getlink SE	9,772	164,818
Hermes International	523	973,841
Kering SA	1,186	734,834
Klepierre SA*	4,554	115,041
Legrand SA	4,736	420,328
L'Oreal SA	3,919	1,609,064
LVMH Moet Hennessy Louis Vuitton SE	4,107	3,568,318
Orange SA	33,304	351,642
Pernod Ricard SA	3,606	743,703
Publicis Groupe SA	4,177	293,688
Renault SA*	3,258	131,768
Rexel SA*	6,203	136,487
Safran SA	5,974	855,125
Sanofi	18,376	1,789,563
Sartorius Stedim Biotech	433	149,965
Societe Generale SA	12,604	373,423
Sodexo SA	1,786	176,550
Teleperformance	1,041	288,297
Thales SA	2,021	266,461
TotalEnergies SE	39,017	2,414,489
Ubisoft Entertainment SA*	1,957	40,234
Unibail-Rodamco-Westfield*	2,119	136,170
Valeo	4,458	96,759
Veolia Environnement SA	10,992	324,470
Vinci SA	8,539	961,132
Vivendi SE	13,009	139,278
Worldline SA*	4,356	196,518

Total France		27,717,264

Germany - 7.2%
adidas AG	3,117	498,912
Allianz SE	6,605	1,572,397
Aroundtown SA(b)	23,606	65,349
BASF SE	15,565	885,787
Bayer AG	16,169	1,000,937
Bayerische Motoren Werke AG	6,036	611,158
Bechtle AG	1,834	76,824
Beiersdorf AG	1,981	240,103
Brenntag SE	2,922	216,936
Carl Zeiss Meditec AG	694	99,453
Commerzbank AG*	19,624	223,036
Continental AG	1,835	128,183
Covestro AG	3,479	159,145
CTS Eventim AG & Co. KGaA*	1,209	84,428
Daimler Truck Holding AG*	7,190	240,273
Deutsche Bank AG	33,629	445,869
Deutsche Boerse AG	3,014	537,647
Deutsche Post AG	15,869	678,694
Deutsche Telekom AG	57,057	1,267,217
E.ON SE	38,419	416,664
Evotec SE*	2,996	58,536
Fresenius Medical Care AG & Co. KGaA	3,751	140,097
Fresenius SE & Co. KGaA	7,520	216,673
GEA Group AG	3,730	167,507
Hannover Rueck SE	1,037	209,704
HeidelbergCement AG	2,641	180,126
HelloFresh SE*	3,199	77,059
Henkel AG & Co. KGaA	1,579	105,122
Infineon Technologies AG	20,845	745,152
KION Group AG	1,562	62,547
Knorr-Bremse AG	1,362	88,989
LANXESS AG	2,181	108,059
LEG Immobilien SE	1,348	104,793
Mercedes-Benz Group AG	13,821	1,022,949
Merck KGaA	2,212	458,967
MTU Aero Engines AG	1,051	261,161
Muenchener Rueckversicherungs-Gesellschaft AG	2,310	830,403
Puma SE	2,021	136,874
Rheinmetall AG	850	197,552
RWE AG	10,917	483,740
SAP SE	18,843	2,217,931
Scout24 SE	1,860	107,830
Siemens AG	12,469	1,935,141
Siemens Energy AG(b)	7,367	152,977
Siemens Healthineers AG	4,375	233,154
Symrise AG	2,455	259,906
thyssenkrupp AG*	8,225	64,155
United Internet AG	2,238	51,747
Vonovia SE	13,152	369,519
Zalando SE*	4,168	192,790

Total Germany		20,690,172

Hong Kong - 2.6%
AIA Group Ltd.	198,398	2,241,249
ASMPT Ltd.	7,646	62,964
CK Asset Holdings Ltd.	39,141	250,169
CLP Holdings Ltd.	30,946	229,769
Hang Lung Properties Ltd.	44,790	84,340
Hang Seng Bank Ltd.	13,789	229,390

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Henderson Land Development Co., Ltd.	35,382	$130,676
Hong Kong & China Gas Co., Ltd.	212,070	212,650
Hong Kong Exchanges & Clearing Ltd.	21,039	945,856
Hongkong Land Holdings Ltd.	26,001	126,625
Jardine Matheson Holdings Ltd.	3,051	161,764
Link REIT	40,430	323,397
MTR Corp., Ltd.	32,983	176,307
New World Development Co., Ltd.	34,040	101,618
Power Assets Holdings Ltd.	28,125	158,950
Prudential PLC	43,612	719,189
Sino Land Co., Ltd.	93,830	121,858
Sun Hung Kai Properties Ltd.	26,867	380,800
Swire Pacific Ltd., Class A	14,558	133,349
Techtronic Industries Co., Ltd.	23,589	302,741
WH Group Ltd.	165,505	101,771
Wharf Real Estate Investment Co., Ltd.	31,681	181,068

Total Hong Kong		7,376,500

Ireland - 0.5%
Bank of Ireland Group PLC	15,108	160,569
CRH PLC	12,793	591,157
Kerry Group PLC, Class A	2,770	258,538
Kingspan Group PLC	2,613	166,865
Smurfit Kappa Group PLC	4,771	199,232

Total Ireland		1,376,361

Israel - 0.6%
Bank Hapoalim BM	30,258	270,579
Bank Leumi Le-Israel BM	35,621	312,661
Big Shopping Centers Ltd.*	936	93,452
Elbit Systems Ltd.	724	120,958
Enlight Renewable Energy Ltd.*	3,061	63,172
ICL Group Ltd.	16,835	132,519
Israel Discount Bank Ltd., Class A	33,760	171,367
Mizrahi Tefahot Bank Ltd.	2,953	96,911
Nice Ltd.*	1,359	279,630
Teva Pharmaceutical Industries Ltd.*	17,598	186,143
Tower Semiconductor Ltd.*	2,925	122,741

Total Israel		1,850,133

Italy - 2.0%
Assicurazioni Generali SpA	22,000	427,686
Coca-Cola HBC AG*	4,439	107,193
Davide Campari-Milano NV	12,898	137,669
Enel SpA	132,761	777,300
Eni SpA	44,706	686,343
Ferrari NV	2,130	529,510
FinecoBank Banca Fineco SpA	11,282	201,558
Intesa Sanpaolo SpA	291,489	762,936
Mediobanca Banca di Credito Finanziario SpA	17,408	186,337
Moncler SpA	4,277	265,696
Nexi SpA*	16,163	141,484
Prysmian SpA	5,686	230,955
Recordati Industria Chimica e Farmaceutica SpA	2,362	102,943
Snam SpA	45,243	229,662
Telecom Italia SpA*(b)	361,945	103,736
Terna - Rete Elettrica Nazionale	31,739	249,977
UniCredit SpA	34,486	669,817

Total Italy		5,810,802

Japan - 22.3%
Advantest Corp.(b)	3,731	263,949
Aeon Co., Ltd.	13,072	267,129
AGC, Inc.	4,722	173,020
Aisin Corp.	4,087	118,796
Ajinomoto Co., Inc.	10,182	334,559
Aozora Bank Ltd.	5,342	106,557
Asahi Group Holdings Ltd.	9,482	312,214
Asahi Intecc Co., Ltd.	4,486	78,029
Asahi Kasei Corp.	25,828	195,113
Astellas Pharma, Inc.	33,494	492,578
Bandai Namco Holdings, Inc.	4,002	266,379
Bank of Kyoto Ltd. (The)	2,086	96,564
BayCurrent Consulting, Inc.	3,010	126,608
Bridgestone Corp.	10,466	389,120
Brother Industries Ltd.	6,218	96,107
Canon, Inc.	17,682	393,356
Capcom Co., Ltd.	4,327	139,747
Central Japan Railway Co.	3,370	410,479
Chubu Electric Power Co., Inc.	13,626	146,481
Chugai Pharmaceutical Co., Ltd.	11,732	302,942
Concordia Financial Group Ltd.	31,941	140,001
CyberAgent, Inc.	10,830	100,434
Dai Nippon Printing Co., Ltd.	6,826	160,618
Daifuku Co., Ltd.	2,185	119,125
Dai-ichi Life Holdings, Inc.	17,953	419,817
Daiichi Sankyo Co., Ltd.	31,256	976,773
Daikin Industries Ltd.	4,594	793,780
Daito Trust Construction Co., Ltd.	1,545	152,308
Daiwa House Industry Co., Ltd.	12,927	309,246
Daiwa Securities Group, Inc.	33,938	159,714
Denso Corp.	8,141	436,457
Dentsu Group, Inc.	4,862	155,717
Disco Corp.	593	176,470
East Japan Railway Co.	6,819	379,634
Eisai Co., Ltd.	4,847	298,621
ENEOS Holdings, Inc.	59,862	213,219
FANUC Corp.	3,410	600,608
Fast Retailing Co., Ltd.	878	529,453
Food & Life Cos. Ltd.	3,491	77,044
Fuji Electric Co., Ltd.	3,080	123,631
FUJIFILM Holdings Corp.	6,540	343,784
Fujitsu Ltd.	3,438	489,349
GLP J-Reit	118	133,112
Hamamatsu Photonics K.K.	3,255	172,706
Hankyu Hanshin Holdings, Inc.	5,752	170,510
Hirose Electric Co., Ltd.	950	122,946
Hitachi Ltd.	16,194	844,536
Honda Motor Co., Ltd.	29,524	728,082
Hoya Corp.	6,260	683,548
Ibiden Co., Ltd.	2,802	107,947
Idemitsu Kosan Co., Ltd.	5,860	145,323
Inpex Corp.	19,863	216,890
Isuzu Motors Ltd.	12,420	156,151
Ito En Ltd.	1,712	60,755
ITOCHU Corp.	23,688	761,943
J Front Retailing Co., Ltd.	8,031	74,601
Japan Airport Terminal Co., Ltd.*	1,622	84,190
Japan Exchange Group, Inc.	10,272	156,317
Japan Metropolitan Fund Invest	184	141,914
Japan Tobacco, Inc.	20,986	428,450
JFE Holdings, Inc.	11,260	147,801
JGC Holdings Corp.	6,540	85,041
JSR Corp.	3,856	85,989
Kajima Corp.	11,668	143,018
Kakaku.com, Inc.	3,823	63,205
Kansai Electric Power Co., Inc. (The)	14,895	142,943

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kansai Paint Co., Ltd.	5,350	$74,792
Kao Corp.	8,357	337,763
Kawasaki Kisen Kaisha Ltd.	4,985	103,269
KDDI Corp.	28,531	890,517
Keio Corp.	3,095	113,166
Keisei Electric Railway Co., Ltd.	3,909	113,622
Keyence Corp.	3,299	1,503,823
Kikkoman Corp.	3,692	194,189
Kintetsu Group Holdings Co., Ltd.	4,578	148,734
Kirin Holdings Co., Ltd.	14,768	227,008
Kobayashi Pharmaceutical Co., Ltd.	1,583	113,328
Kobe Bussan Co., Ltd.	3,260	93,505
Koito Manufacturing Co., Ltd.	5,353	89,735
Komatsu Ltd.	17,151	416,098
Konami Group Corp.	2,224	108,938
Kubota Corp.	20,710	308,631
Kuraray Co., Ltd.	11,566	95,253
Kurita Water Industries Ltd.	3,594	161,398
Kyocera Corp.	5,751	296,560
Kyowa Kirin Co., Ltd.	5,791	128,694
Lasertec Corp.	1,417	278,181
Lixil Corp.	6,563	112,542
M3, Inc.	7,895	212,909
Makita Corp.	5,579	147,578
Marubeni Corp.	29,404	358,718
Marui Group Co., Ltd.	6,340	107,548
MatsukiyoCocokara & Co.	2,893	143,933
MEIJI Holdings Co., Ltd.	2,963	152,656
MINEBEA MITSUMI, Inc.	8,176	141,019
MISUMI Group, Inc.	6,238	155,177
Mitsubishi Chemical Group Corp.	29,564	165,069
Mitsubishi Corp.	20,822	694,253
Mitsubishi Electric Corp.	37,110	406,927
Mitsubishi Estate Co., Ltd.	22,283	286,409
Mitsubishi Heavy Industries Ltd.	5,930	231,646
Mitsubishi UFJ Financial Group, Inc.	206,615	1,513,646
Mitsui & Co., Ltd.	26,941	791,377
Mitsui Fudosan Co., Ltd.	16,985	317,510
Mitsui OSK Lines Ltd.	5,951	146,664
Mizuho Financial Group, Inc.	43,706	681,410
MonotaRO Co., Ltd.	5,789	86,983
MS&AD Insurance Group Holdings, Inc.	8,844	282,842
Murata Manufacturing Co., Ltd.	10,251	582,844
NEC Corp.	5,145	184,958
Nexon Co., Ltd.	8,190	196,807
NGK Insulators Ltd.	7,184	98,939
NH Foods Ltd.	3,013	90,359
Nidec Corp.	7,756	427,625
Nihon M&A Center Holdings, Inc.	5,157	52,068
Nintendo Co., Ltd.	18,155	785,281
Nippon Building Fund, Inc.	38	165,681
Nippon Express Holdings, Inc.	2,013	116,249
Nippon Paint Holdings Co., Ltd.	19,427	175,828
Nippon Prologis REIT, Inc.	58	131,258
Nippon Steel Corp.	15,324	317,568
Nippon Telegraph & Telephone Corp.	21,139	632,650
Nippon Yusen K.K.	9,009	213,024
Nissan Chemical Corp.	3,051	143,113
Nissan Motor Co., Ltd.	36,185	128,913
Nisshin Seifun Group, Inc.	8,594	107,388
Nissin Foods Holdings Co., Ltd.	1,890	147,660
Nitori Holdings Co., Ltd.	1,642	215,911
Nitto Denko Corp.	3,303	212,335
Nomura Holdings, Inc.	62,044	246,993
Nomura Real Estate Master Fund, Inc.	131	153,016
Nomura Research Institute Ltd.	9,412	224,362
NSK Ltd.	14,966	83,781
NTT Data Corp.	13,941	214,724
Obayashi Corp.	19,146	148,109
Obic Co., Ltd.	1,424	227,214
Odakyu Electric Railway Co., Ltd.	8,196	107,267
Oji Holdings Corp.	25,701	105,931
Olympus Corp.	22,936	428,314
Omron Corp.	3,804	218,216
Ono Pharmaceutical Co., Ltd.	9,256	200,964
Oriental Land Co., Ltd.	3,443	571,340
ORIX Corp.	22,703	397,165
Orix JREIT, Inc.	93	127,795
Osaka Gas Co., Ltd.	8,809	141,911
Otsuka Corp.	2,448	80,097
Otsuka Holdings Co., Ltd.	8,464	270,624
Pan Pacific International Holdings Corp.	8,897	163,785
Panasonic Holdings Corp.	37,130	342,620
Rakuten Group, Inc.	19,452	98,273
Recruit Holdings Co., Ltd.	23,371	744,738
Renesas Electronics Corp.*	21,966	224,567
Resona Holdings, Inc.	48,205	266,222
Resonac Holdings Corp.	5,055	85,711
Ricoh Co., Ltd.	12,673	97,938
Rohm Co., Ltd.	1,823	144,808
Ryohin Keikaku Co., Ltd.	8,553	94,314
Santen Pharmaceutical Co., Ltd.	10,869	84,415
SBI Holdings, Inc.	5,514	116,305
Secom Co., Ltd.	4,085	242,534
Sekisui Chemical Co., Ltd.	10,445	145,617
Sekisui House Ltd.(b)	14,455	272,438
Seven & i Holdings Co., Ltd.	13,424	632,465
SG Holdings Co., Ltd.	8,585	131,899
Shimadzu Corp.	5,660	172,788
Shimano, Inc.	1,490	263,410
Shimizu Corp.	17,858	99,833
Shin-Etsu Chemical Co., Ltd.	6,565	962,954
Shionogi & Co., Ltd.	5,313	252,607
Shiseido Co., Ltd.	7,009	361,809
Shizuoka Financial Group, Inc.	16,350	138,173
SMC Corp.	1,046	525,634
SoftBank Corp.	47,527	543,265
SoftBank Group Corp.	18,025	851,594
Sompo Holdings, Inc.	6,475	278,080
Sony Group Corp.	20,665	1,840,138
Stanley Electric Co., Ltd.	4,312	92,112
Subaru Corp.	11,310	185,376
SUMCO Corp.	7,997	117,454
Sumitomo Chemical Co., Ltd.	38,671	147,791
Sumitomo Corp.	23,365	417,370
Sumitomo Electric Industries Ltd.	16,498	197,210
Sumitomo Metal Mining Co., Ltd.	4,918	198,467
Sumitomo Mitsui Financial Group, Inc.	23,108	1,004,317
Sumitomo Mitsui Trust Holdings, Inc.	7,277	264,959
Sumitomo Realty & Development Co., Ltd.	8,343	202,472
Suntory Beverage & Food Ltd.	3,108	104,679
Suzuki Motor Corp.	7,811	290,649
Sysmex Corp.	3,581	235,741
T&D Holdings, Inc.	12,142	193,925
Taisei Corp.	4,702	161,982
Takeda Pharmaceutical Co., Ltd.	26,916	846,526
TDK Corp.	7,086	250,921
Teijin Ltd.	10,860	111,151
Terumo Corp.	12,579	363,988
TIS, Inc.	5,736	164,522
Tobu Railway Co., Ltd.	5,714	133,793
Toho Co., Ltd.	3,460	127,311

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	32,445	$677,117
Tokyo Electric Power Co., Holdings, Inc.*	29,169	108,785
Tokyo Electron Ltd.	2,529	878,426
Tokyo Gas Co., Ltd.	9,710	203,018
Tokyu Corp.	12,400	159,046
Tokyu Fudosan Holdings Corp.	16,855	85,153
TOPPAN, Inc.	7,070	113,461
Toray Industries, Inc.	31,457	192,499
Toshiba Corp.	8,155	279,620
Tosoh Corp.	6,903	89,973
TOTO Ltd.	3,787	146,186
Toyo Suisan Kaisha Ltd.	3,029	125,078
Toyota Industries Corp.	3,405	206,062
Toyota Motor Corp.	203,030	2,960,870
Toyota Tsusho Corp.	4,337	182,091
Trend Micro, Inc.	2,903	142,644
Unicharm Corp.	7,740	294,613
USS Co., Ltd.	7,011	114,887
West Japan Railway Co.	5,047	210,930
Yakult Honsha Co., Ltd.	3,196	227,575
Yamaha Corp.	3,725	143,793
Yamaha Motor Co., Ltd.	7,579	185,621
Yamato Holdings Co., Ltd.	7,204	125,417
Yaskawa Electric Corp.	5,519	213,469
Yokogawa Electric Corp.	6,174	107,770
Z Holdings Corp.	51,269	146,460
Zenkoku Hosho Co., Ltd.	2,442	94,829

Total Japan		64,138,793

Jordan - 0.0%(a)
Hikma Pharmaceuticals PLC	3,937	82,808

Luxembourg - 0.1%
ArcelorMittal SA	9,012	277,572
Eurofins Scientific SE(b)	2,111	150,719

Total Luxembourg		428,291

Macau - 0.2%
Galaxy Entertainment Group Ltd.	40,722	282,613
Sands China Ltd.*	47,316	176,864

Total Macau		459,477

Netherlands - 4.9%
Adyen NV*	496	742,085
Aegon NV	34,660	189,567
Akzo Nobel NV	3,294	243,767
Argenx SE*	993	374,221
ASM International NV	815	272,797
ASML Holding NV	6,486	4,244,777
ASR Nederland NV	3,177	149,677
BE Semiconductor Industries NV	1,314	93,159
Euronext NV	1,576	127,173
Heineken Holding NV	2,009	165,058
Heineken NV	3,998	397,468
IMCD NV	913	143,826
ING Groep NV	63,178	909,277
Koninklijke Ahold Delhaize NV	17,263	513,426
Koninklijke DSM NV	2,974	380,160
Koninklijke KPN NV	60,564	206,601
Koninklijke Philips NV	15,022	258,032
NN Group NV	5,332	230,590
OCI NV	1,442	48,924
Randstad NV	2,368	150,911
Shell PLC	118,425	3,461,133
Universal Music Group NV	13,350	340,285
Wolters Kluwer NV	4,476	486,844

Total Netherlands		14,129,758

New Zealand - 0.4%
Auckland International Airport Ltd.*	34,150	187,590
Contact Energy Ltd.	23,331	117,002
Fisher & Paykel Healthcare Corp., Ltd.	14,515	236,947
Mainfreight Ltd.	2,612	120,608
Meridian Energy Ltd.	30,428	104,810
Spark New Zealand Ltd.	57,876	194,679
Xero Ltd.*	2,612	141,354

Total New Zealand		1,102,990

Norway - 0.7%
Aker BP ASA	5,915	179,554
DNB Bank ASA	19,364	360,497
Equinor ASA	16,326	495,750
Mowi ASA	9,023	166,264
Norsk Hydro ASA	26,795	215,524
Orkla ASA	20,189	150,423
Schibsted ASA, Class A	4,057	88,141
Telenor ASA	15,284	159,676
TOMRA Systems ASA	5,124	89,847

Total Norway		1,905,676

Poland - 0.2%
Dino Polska SA*	1,180	106,329
KGHM Polska Miedz SA	3,181	103,082
LPP SA	27	62,954
Polski Koncern Naftowy ORLEN SA	12,763	190,903
Powszechna Kasa Oszczednosci Bank Polski SA	18,322	135,759
Powszechny Zaklad Ubezpieczen SA	13,915	117,724

Total Poland		716,751

Portugal - 0.2%
EDP - Energias de Portugal SA	60,590	299,933
Galp Energia SGPS SA	11,789	161,003

Total Portugal		460,936

Singapore - 1.5%
CapitaLand Ascendas REIT	111,906	245,208
CapitaLand Integrated Commercial Trust	153,401	249,765
Capitaland Investment Ltd/Singapore	61,055	183,952
DBS Group Holdings Ltd.	31,530	858,568
Genting Singapore Ltd.	225,730	170,025
Keppel Corp., Ltd.	35,400	203,348
Mapletree Industrial Trust	80,269	145,350
Oversea-Chinese Banking Corp., Ltd.	62,265	612,536
Singapore Exchange Ltd.	21,500	150,820
Singapore Technologies Engineering Ltd.	53,113	148,709
Singapore Telecommunications Ltd.	147,254	281,209
STMicroelectronics NV	9,793	458,503
United Overseas Bank Ltd.	23,743	538,862

Total Singapore		4,246,855

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
South Africa - 0.3%
Anglo American PLC	20,039	$855,188

South Korea - 4.7%
Amorepacific Corp.*	888	104,890
Celltrion Healthcare Co., Ltd.	2,404	111,632
Celltrion, Inc.	2,027	265,959
CJ CheilJedang Corp.	328	91,866
Coway Co., Ltd.*	2,169	98,255
Delivery Hero SE*	3,525	211,400
Doosan Enerbility*	8,407	113,977
Hana Financial Group, Inc.	6,833	270,424
Hankook Tire & Technology Co., Ltd.*	2,822	74,342
Hanwha Solutions Corp.*	2,254	82,983
HLB, Inc.*	2,253	55,611
HMM Co., Ltd.*	6,385	112,740
HYBE Co., Ltd.*	455	70,810
Hyundai Mobis Co., Ltd.	1,272	212,206
Hyundai Motor Co.	2,996	406,180
Industrial Bank of Korea	15,264	127,014
Kakao Corp.	5,754	286,812
KakaoBank Corp.*	3,589	78,959
KB Financial Group, Inc.	7,513	340,946
Kia Corp.	4,887	265,020
Korea Electric Power Corp.	6,630	106,786
Korea Zinc Co., Ltd.*	236	103,650
Korean Air Lines Co., Ltd.*	5,632	110,875
Krafton, Inc.*	680	98,980
KT&G Corp.	3,262	244,955
L&F Co., Ltd.	467	78,099
LG Chem Ltd.	827	463,249
LG Corp.*	2,795	187,876
LG Display Co., Ltd.	7,720	85,297
LG Electronics, Inc.	2,430	197,470
LG Energy Solution Ltd.*	613	259,273
LG H&H Co., Ltd.	240	144,764
LG Innotek Co., Ltd.	314	69,208
NAVER Corp.	2,561	421,012
NCSoft Corp.*	370	136,370
POSCO Holdings, Inc.	1,458	355,682
Samsung Biologics Co., Ltd.*	390	251,072
Samsung C&T Corp.	2,048	197,019
Samsung Electro-Mechanics Co., Ltd.	1,306	151,296
Samsung Electronics Co., Ltd.	79,354	3,929,691
Samsung Fire & Marine Insurance Co., Ltd.	828	136,454
Samsung SDI Co., Ltd.	958	532,741
Samsung SDS Co., Ltd.	1,386	140,648
Shinhan Financial Group Co., Ltd.	10,017	337,885
SK Hynix, Inc.	9,078	652,219
SK Innovation Co., Ltd.*	1,058	139,229
SK Square Co. Ltd.*	2,383	70,128
SK Telecom Co., Ltd.	1,912	72,332
SK, Inc.	867	139,432
Woori Financial Group, Inc.	18,296	189,971

Total South Korea		13,385,689

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	5,594	164,885
Aena SME SA*	1,364	203,688
Amadeus IT Group SA*	7,366	461,590
Banco Bilbao Vizcaya Argentaria SA	104,393	732,747
Banco Santander SA	278,335	968,219
Bankinter SA	16,664	119,808
CaixaBank SA	77,862	343,913
Cellnex Telecom SA*	10,585	412,470
EDP Renovaveis SA	3,595	77,872
Endesa SA	5,454	108,219
Ferrovial SA	9,412	276,400
Grifols SA*(b)	8,431	111,022
Iberdrola SA	102,105	1,191,523
Industria de Diseno Textil SA	17,638	548,236
Naturgy Energy Group SA	2,898	81,831
Red Electrica Corp. SA	8,473	149,442
Repsol SA	22,352	366,315
Telefonica SA	91,128	345,106

Total Spain		6,663,286

Sweden - 2.9%
Alfa Laval AB	6,489	202,669
Assa Abloy AB, B Shares	15,952	373,896
Atlas Copco AB, A Shares	45,652	537,806
Atlas Copco AB, B Shares	26,295	275,613
Boliden AB	5,357	239,202
Castellum AB(b)	6,754	92,119
Epiroc AB, A Shares(b)	10,950	212,206
Epiroc AB, B Shares	7,439	123,595
EQT AB	5,483	122,493
Essity AB, B Shares	11,127	289,818
Evolution AB	2,879	321,783
Getinge AB, B Shares	4,503	100,900
H & M Hennes & Mauritz AB, B Shares(b)	16,793	205,498
Hexagon AB, B Shares	32,247	367,290
Husqvarna AB, B Shares	11,748	99,372
Industrivarden AB, A Shares	8,843	233,115
Indutrade AB	6,203	136,860
Investor AB, B Shares	39,398	761,446
Kinnevik AB, B Shares*	6,369	97,666
Nibe Industrier AB, B Shares	25,051	268,819
Saab AB, B Shares	2,274	92,764
Sandvik AB	19,235	395,730
Skandinaviska Enskilda Banken AB, A Shares	26,188	315,538
Skanska AB, B Shares	8,974	157,541
SKF AB, B Shares	7,780	136,989
Svenska Cellulosa AB SCA, B Shares	11,768	162,642
Svenska Handelsbanken AB, A Shares	27,388	284,741
Swedbank AB, A Shares	17,715	339,079
Tele2 AB, B Shares	11,745	101,186
Telefonaktiebolaget LM Ericsson, B Shares	51,376	296,289
Telia Co. AB	49,082	126,481
Trelleborg AB, B Shares	6,281	156,338
Volvo AB, B Shares	29,647	585,730

Total Sweden		8,213,214

Switzerland - 5.3%
ABB Ltd.	26,130	902,996
Accelleron Industries AG*	1,417	33,268
Adecco Group AG	3,274	120,661
Alcon, Inc.	7,662	572,596
Baloise Holding AG	1,012	165,335
Barry Callebaut AG	47	97,555
Chocoladefabriken Lindt & Spruengli AG	33	360,620
Cie Financiere Richemont SA, Class A	8,560	1,308,108
Clariant AG*	6,330	107,619
Credit Suisse Group AG	44,064	149,974
EMS-Chemie Holding AG	131	96,887
Geberit AG	639	359,996
Givaudan SA	151	485,830

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Julius Baer Group Ltd.	4,102	$260,742
Kuehne + Nagel International AG	828	196,106
Logitech International SA	2,744	159,249
Lonza Group AG	1,280	723,905
Novartis AG	35,086	3,149,052
Partners Group Holding AG	371	344,853
PSP Swiss Property AG	1,054	130,667
Schindler Holding AG – Participating Certificate	966	204,345
SGS SA	111	268,816
SIG Group AG*	6,454	158,900
Sika AG	2,408	678,303
Sonova Holding AG	955	236,892
Straumann Holding AG	1,864	241,331
Swatch Group AG (The) - Bearer	641	230,097
Swiss Life Holding AG	576	338,547
Swiss Prime Site AG	1,635	144,859
Swisscom AG	472	277,420
Tecan Group AG	272	113,093
Temenos AG	1,146	81,053
UBS Group AG	51,164	1,082,588
VAT Group AG	430	132,452
Zurich Insurance Group AG	2,430	1,196,023

Total Switzerland		15,110,738

United Kingdom - 10.9%
3i Group PLC	16,152	313,185
abrdn PLC(b)	45,183	118,259
Admiral Group PLC	4,870	131,900
Ashtead Group PLC	7,634	499,422
Associated British Foods PLC	6,581	150,371
AstraZeneca PLC	25,028	3,262,995
Auto Trader Group PLC	18,432	142,277
Aviva PLC	47,234	264,989
B&M European Value Retail SA	17,443	96,140
BAE Systems PLC	54,062	570,251
Barclays PLC	270,822	619,609
Barratt Developments PLC	19,824	112,216
Bellway PLC	2,928	76,347
Berkeley Group Holdings PLC	2,148	109,611
BP PLC	301,659	1,815,458
British American Tobacco PLC	37,389	1,425,079
British Land Co. PLC (The)	18,547	101,014
BT Group PLC	120,174	184,415
Bunzl PLC	6,571	240,260
Burberry Group PLC	7,444	225,534
Centrica PLC	102,514	127,152
CK Hutchison Holdings Ltd.	49,617	315,228
CNH Industrial NV	18,355	321,941
Compass Group PLC	30,568	726,681
Croda International PLC	2,495	211,510
DCC PLC	1,901	107,795
Dechra Pharmaceuticals PLC	1,983	69,967
Diageo PLC	39,896	1,728,886
Direct Line Insurance Group PLC	26,789	58,523
Entain PLC	11,361	208,190
Experian PLC	15,723	571,601
Halma PLC	6,709	177,413
Howden Joinery Group PLC	12,624	107,298
HSBC Holdings PLC	330,130	2,423,912
IMI PLC	5,286	94,165
Imperial Brands PLC	16,367	409,235
Informa PLC	28,897	238,069
InterContinental Hotels Group PLC	3,698	254,856
Intermediate Capital Group PLC	5,989	102,338
Intertek Group PLC	3,111	166,412
ITV PLC	84,305	83,944
JD Sports Fashion PLC	48,504	97,184
Johnson Matthey PLC(b)	3,478	96,597
Just Eat Takeaway.com NV*	3,807	96,956
Kingfisher PLC	38,330	131,655
Land Securities Group PLC	16,537	144,221
Legal & General Group PLC	97,859	306,005
Lloyds Banking Group PLC	1,121,345	725,862
London Stock Exchange Group PLC	5,825	531,097
M&G PLC	50,411	125,301
Melrose Industries PLC	82,034	143,611
National Grid PLC	60,195	759,589
NatWest Group PLC	81,177	307,807
Next PLC	2,220	180,873
Ocado Group PLC*	10,399	82,702
Pearson PLC	15,193	172,751
Persimmon PLC	6,220	108,123
Reckitt Benckiser Group PLC	11,553	820,663
RELX PLC	30,946	915,107
Rentokil Initial PLC	43,395	262,150
Rightmove PLC	16,931	122,311
Rolls-Royce Holdings PLC*	154,221	200,760
Sage Group PLC (The)	20,593	196,935
Schroders PLC	10,527	61,935
Segro PLC	20,181	206,262
Severn Trent PLC	4,863	168,590
Smith & Nephew PLC	16,166	221,808
Smiths Group PLC	7,578	161,117
Spirax-Sarco Engineering PLC	1,332	189,072
SSE PLC	18,013	382,201
St James's Place PLC	8,981	135,166
Standard Chartered PLC	40,477	338,455
Tate & Lyle PLC	9,960	92,331
Taylor Wimpey PLC	67,840	97,883
Tesco PLC	125,363	379,509
Unilever PLC	41,668	2,107,561
United Utilities Group PLC	13,044	169,899
Vodafone Group PLC	436,099	499,945
Weir Group PLC (The)	5,537	121,472
Whitbread PLC	4,468	167,272
WPP PLC	20,290	235,753

Total United Kingdom		31,228,939

United States - 6.0%
Amcor PLC	29,039	343,564
Computershare Ltd.	10,915	182,668
CSL Ltd.	8,146	1,711,008
Ferguson PLC	3,616	505,709
GSK PLC	65,580	1,149,192
Haleon PLC*	81,473	325,228
Holcim AG*	8,617	510,783
James Hardie Industries PLC	8,010	177,512
Nestle SA	45,724	5,548,094
QIAGEN NV*	4,656	225,779
Roche Holding AG	12,031	3,735,339
Samsonite International SA*	25,194	74,728
Schneider Electric SE	8,748	1,409,150
Signify NV	1,862	66,915
Stellantis NV*	34,406	537,182
Swiss Re AG	4,925	512,254
Tenaris SA	7,262	128,162

Total United States		17,143,267

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)

Total Common Stocks
(Cost $276,009,963)		$285,353,661
Preferred Stocks — 0.5%
Germany - 0.3%
Henkel AG & Co. KGaA, 2.84%	3,434	243,908
Sartorius AG, 0.28%	455	202,750
Volkswagen AG, 20.32%	3,730	514,229

Total Germany		960,887

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.54%	13,133	586,390

Total Preferred Stocks
(Cost $1,559,969)		1,547,277

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)(d)	726,464	726,464
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(c)	513,007	513,007
Total Short-Term Investments
(Cost $1,239,471)		1,239,471

Total Investments — 100.3%
(Cost $278,809,403)		288,140,409
Other Assets and Liabilities, Net — (0.3)%		(1,067,192)
Net Assets — 100.0%		$287,073,217

		% of
Industry	Value	Net Assets
Financials	$51,893,461	18.1%
Industrials	44,826,415	15.6
Health Care	34,123,723	11.9
Consumer Discretionary	32,414,287	11.3
Information Technology	28,292,680	9.8
Consumer Staples	27,649,413	9.6
Materials	24,293,302	8.5
Communication Services	13,146,150	4.5
Energy	12,342,708	4.3
Utilities	9,123,503	3.2
Real Estate	8,795,296	3.1
Money Market Funds	1,239,471	0.4
Total Investments	$288,140,409	100.3%
Other Assets and Liabilities, Net	(1,067,192)	(0.3)
Total Net Assets	$287,073,217	100.0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,513,692; total market value of collateral held by the Fund was $1,673,481. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $947,017.
(c)	Reflects the 1-day yield at January 31, 2023.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2023:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2023	Unrealized Appreciation
Australian Dollar	02/07/23	Morgan Stanley	16,842,136	$11,854,717	$11,870,953	$16,236
Swiss Franc	02/07/23	Morgan Stanley	11,896,011	12,946,237	12,957,152	10,915
Danish Krone	02/07/23	Morgan Stanley	26,450,593	3,861,141	3,863,317	2,176
Euro	02/07/23	Morgan Stanley	38,840,964	42,173,232	42,201,018	27,786
British Pound	02/07/23	Morgan Stanley	17,759,847	21,843,950	21,867,336	23,386
Hong Kong Dollar	02/07/23	Morgan Stanley	30,319,257	3,868,938	3,869,397	459
Israeli Shekel	02/07/23	Morgan Stanley	3,205,507	927,462	927,836	374
Japanese Yen	02/07/23	Morgan Stanley	4,077,189,314	31,364,687	31,379,737	15,050
South Korean Won#	02/07/23	Morgan Stanley	8,351,770,945	6,761,492	6,781,738	20,246
Norwegian Krone	02/07/23	Morgan Stanley	165,294	16,500	16,554	54
New Zealand Dollar	02/07/23	Morgan Stanley	762,968	492,530	493,104	574
Hong Kong Dollar	02/07/23	Morgan Stanley	93,166	21,300	21,455	155
Swedish Krona	02/07/23	Morgan Stanley	40,628,964	3,880,925	3,881,996	1,071
Singapore Dollar	02/07/23	Morgan Stanley	2,682,753	2,039,695	2,041,410	1,715
Unrealized Appreciation				$142,052,806	$142,173,003	$120,197

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2023	Unrealized Appreciation
Danish Krone	03/06/23	Morgan Stanley	(24,215,222)	$(3,543,417)	$(3,543,308)	$109
Hong Kong Dollar	02/07/23	Morgan Stanley	(32,508,705)	(4,167,233)	(4,148,819)	18,414
Norwegian Krone	02/07/23	Morgan Stanley	(11,086,274)	(1,127,103)	(1,110,264)	16,839
Norwegian Krone	03/06/23	Morgan Stanley	(10,144,604)	(1,017,212)	(1,017,168)	44
Swedish Krona	02/07/23	Morgan Stanley	(42,870,825)	(4,123,333)	(4,096,201)	27,132
Unrealized Appreciation				$(13,978,298)	$(13,915,760)	$62,538

Total Unrealized Appreciation						$182,735

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2023	Unrealized (Depreciation)
Hong Kong Dollar	02/07/23	Morgan Stanley	2,189,448	$280,639	$279,421	$(1,218)
Israeli Shekel	02/07/23	Morgan Stanley	216,691	63,320	62,721	(599)
Japanese Yen	02/07/23	Morgan Stanley	224,999,478	1,737,947	1,731,689	(6,258)
Norwegian Krone	02/07/23	Morgan Stanley	10,920,980	1,094,123	1,093,711	(412)
Hong Kong Dollar	02/07/23	Morgan Stanley	1,424,526	328,072	328,051	(21)
Swedish Krona	02/07/23	Morgan Stanley	2,241,861	214,544	214,204	(340)
Unrealized Depreciation				$3,718,645	$3,709,797	$(8,848)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2023	Unrealized (Depreciation)
Australian Dollar	02/07/23	Morgan Stanley	(16,842,136)	$(11,435,896)	$(11,870,953)	$(435,057)
Australian Dollar	03/06/23	Morgan Stanley	(16,634,709)	(11,735,910)	(11,736,742)	(832)
Swiss Franc	02/07/23	Morgan Stanley	(11,896,011)	(12,903,233)	(12,957,152)	(53,919)
Swiss Franc	03/06/23	Morgan Stanley	(11,699,319)	(12,775,481)	(12,778,315)	(2,834)
Danish Krone	02/07/23	Morgan Stanley	(26,450,593)	(3,805,890)	(3,863,317)	(57,427)
Euro	02/07/23	Morgan Stanley	(38,840,964)	(41,553,256)	(42,201,018)	(647,762)
Euro	03/06/23	Morgan Stanley	(39,009,695)	(42,446,894)	(42,454,715)	(7,821)
British Pound	02/07/23	Morgan Stanley	(17,759,847)	(21,380,984)	(21,867,336)	(486,352)
British Pound	03/06/23	Morgan Stanley	(17,152,146)	(21,127,924)	(21,131,071)	(3,147)
Hong Kong Dollar	03/06/23	Morgan Stanley	(31,212,025)	(3,988,223)	(3,988,811)	(588)
Israeli Shekel	02/07/23	Morgan Stanley	(3,422,198)	(971,251)	(990,558)	(19,307)
Israeli Shekel	03/06/23	Morgan Stanley	(3,196,518)	(925,774)	(925,977)	(203)
Japanese Yen	02/07/23	Morgan Stanley	(4,302,188,792)	(32,744,706)	(33,111,426)	(366,720)
Japanese Yen	03/06/23	Morgan Stanley	(4,172,444,181)	(32,218,208)	(32,225,009)	(6,801)
South Korean Won#	02/07/23	Morgan Stanley	(8,351,770,945)	(6,659,467)	(6,781,738)	(122,271)
South Korean Won#	03/06/23	Morgan Stanley	(8,475,174,320)	(6,870,667)	(6,888,469)	(17,802)
New Zealand Dollar	02/07/23	Morgan Stanley	(762,968)	(482,780)	(493,104)	(10,324)

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2023 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2023	Unrealized (Depreciation)
New Zealand Dollar	03/06/23	Morgan Stanley	(744,013)	$(480,939)	$(480,975)	$(36)
Polish Zloty	02/07/23	Morgan Stanley	(1,517,692)	(344,708)	(349,506)	(4,798)
Polish Zloty	03/06/23	Morgan Stanley	(1,554,574)	(357,292)	(357,313)	(21)
Swedish Krona	03/06/23	Morgan Stanley	(42,999,438)	(4,113,694)	(4,114,330)	(636)
Singapore Dollar	02/07/23	Morgan Stanley	(2,682,753)	(2,001,089)	(2,041,410)	(40,321)
Singapore Dollar	03/06/23	Morgan Stanley	(2,553,991)	(1,944,069)	(1,944,484)	(415)
Unrealized Depreciation				$(273,268,335)	$(275,553,729)	$(2,285,394)

Total Unrealized Depreciation						$(2,294,242)

Net Unrealized Appreciation (Depreciation)						$(2,111,507)

As of January 31, 2023, there was no collateral segregated by the counterparty for forward foreign currency contracts.

# Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$285,353,661	$–	$–	$285,353,661
Preferred Stocks	1,547,277	–	–	1,547,277
Short-Term Investments:
Money Market Funds	1,239,471	–	–	1,239,471
Total Investments in Securities	288,140,409	–	–	288,140,409
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	–	182,735	–	182,735
Total Investments in Securities and Other Financial Instruments	$288,140,409	$182,735	$–	$288,323,144
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$–	$2,294,242	$–	$2,294,242

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.